Eagle Point Income Company Inc.

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In October 2021, Eagle Point Income Company Inc. (the “Registrant”) issued 5.00% Series A Term Preferred Stock due 2026 (“Series A Term Preferred Stock”).  A description of the terms of the Series A Term Preferred Stock is included under the headings “Description of the Series A Term Preferred Stock” and “Additional U.S. Federal Income Tax Matters” in the Registrant’s prospectus dated October 18, 2021 and filed with the Securities and Exchange Commission on October 19, 2021 (SEC Accession No. 0001104659-21-127639), which description is incorporated by reference herein.